Debt - Schedule of Debt (Details) - USD ($) $ in Millions		Aug. 23, 2022	Dec. 31, 2022	Apr. 05, 2022	Dec. 31, 2021
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt			$ 1,500		$ 8,317
Total long-term debt			7,927		427
Debt issuance costs			(59)		0
Long-term debt			7,868		427
Total debt, net of issuance costs			15,326		15,680
Debt of consolidated investment entities
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	[1]		$ 5,958		6,936
Debt of consolidated investment entities | Minimum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			0.00%
Debt of consolidated investment entities | Maximum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			12.27%
Senior unsecured notes | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt			$ 6,500
Senior unsecured notes | Line of Credit | Line of Credit | Senior unsecured notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt				$ 6,500
Hybrid junior subordinated notes | AIGLH notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)		6.875%
Debt instrument term (in years)		5 years
Long-term debt			1,000
AIGLH notes | AIGLH notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt			200		200
Long-term debt			$ 200
AIGLH notes | AIGLH notes | Minimum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			6.63%
AIGLH notes | AIGLH notes | Maximum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			7.50%
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt			$ 227		$ 227
Long-term debt			$ 227
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures | Minimum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			7.57%
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures | Maximum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			8.50%
Three Year DDTL Facility | Line of Credit | Senior unsecured notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt			$ 1,500

[1]	See Note 9 for details of balances associated with variable interest entities